Employee Benefits - Summary of Employee Benefit Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 533,477	₨ 549,301	₨ 537,644
Cost of revenues [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	452,800	459,466	456,759
Selling and marketing expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	47,788	51,224	46,840
General and administrative expenses [member]
Disclosure Of employee benefits cost [Line Items]
Employee benefit cost	₨ 32,889	₨ 38,611	₨ 34,045